Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 609.2
Property, plant and equipment, ending balance	757.2	€ 609.2
Total non-current assets	3,479.0	1,357.1
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	725.5	396.7
Additions	249.4	329.2
Disposals	2.6	1.6
Reclassifications	0.0	0.0
Currency differences	5.4	(1.2)
Acquisition of subsidiaries and businesses	2.1
Property, plant and equipment, ending balance	969.0	725.5
Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(116.3)	(74.2)
Disposals	(1.7)	(0.4)
Currency differences	(0.5)	0.1
Depreciation	97.7	42.4
Property, plant and equipment, ending balance	(211.8)	(116.3)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	195.0
Property, plant and equipment, ending balance	199.2	195.0
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	217.0	104.1
Additions	9.7	100.2
Disposals	0.0	0.0
Reclassifications	9.3	12.0
Currency differences	0.6	(0.7)
Acquisition of subsidiaries and businesses	0.0
Property, plant and equipment, ending balance	235.4	217.0
Land and buildings | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(22.0)	(14.2)
Disposals	0.0	0.0
Currency differences	(0.2)	0.0
Depreciation	14.4	7.8
Property, plant and equipment, ending balance	(36.2)	(22.0)
Equipment, tools and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	178.7
Property, plant and equipment, ending balance	168.5	178.7
Equipment, tools and installations | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	273.0	198.3
Additions	50.3	46.7
Disposals	2.4	1.1
Reclassifications	22.3	28.2
Currency differences	1.2	(0.9)
Acquisition of subsidiaries and businesses	2.1
Property, plant and equipment, ending balance	344.1	273.0
Equipment, tools and installations | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(94.3)	(60.0)
Disposals	(1.7)	(0.4)
Currency differences	(0.3)	0.1
Depreciation	83.3	34.6
Property, plant and equipment, ending balance	(175.6)	(94.3)
Construction in progress and advance payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	235.5
Property, plant and equipment, ending balance	389.5	235.5
Construction in progress and advance payments | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	235.5	94.3
Additions	189.4	182.3
Disposals	0.2	0.5
Reclassifications	(31.6)	(40.2)
Currency differences	3.6	0.4
Acquisition of subsidiaries and businesses	0.0
Property, plant and equipment, ending balance	389.5	235.5
Construction in progress and advance payments | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Depreciation	0.0	0.0
Property, plant and equipment, ending balance	€ 0.0	€ 0.0